INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 0	$ 4,335	$ 100,951	$ 49,983
Impairment loss	100,281
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets	1,000
Foundation Sports Systems LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 100,281